Other Equity Instruments - Summary of Other Equity Instruments (Detail)		12 Months Ended
		Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of other equity instruments [line items]
Beginning balance		1,943,000,000	2,363,000,000
Shares granted / Share options cost incurred		33	32
Shares vested / Share options forfeited		(25)	(23)
Securities redeemed			(429,000,000)
Ending balance		1,951,000,000	1,943,000,000
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		1,943,000,000	2,363,000,000
Shares granted / Share options cost incurred		33
Shares granted			32
Shares vested / Share options forfeited		(25)
Shares vested			(23)
Securities redeemed			(429,000,000)
Ending balance		1,951,000,000	1,943,000,000
Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Beginning balance		500,000,000	500,000,000
Ending balance		500,000,000	500,000,000
Perpetual contingent convertible securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		500,000,000	500,000,000
Securities redeemed			0
Ending balance		500,000,000	500,000,000
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Beginning balance		923,000,000	1,352,000,000
Securities redeemed			(429,000,000)
Ending balance		923,000,000	923,000,000
Junior perpetual capital securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		923,000,000	1,352,000,000
Securities redeemed			(429,000,000)
Ending balance		923,000,000	923,000,000
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Beginning balance		454,000,000	454,000,000
Ending balance		454,000,000	454,000,000
Perpetual cumulative subordinated bonds [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		454,000,000	454,000,000
Securities redeemed			0
Ending balance		454,000,000	454,000,000
Share option / Long term incentive plans [member]
Disclosure of other equity instruments [line items]
Beginning balance	[1]	66,000,000	57,000,000
Shares granted / Share options cost incurred	[1]	33	32
Shares vested / Share options forfeited	[1]	(25)	(23)
Ending balance	[1]	74,000,000	66,000,000
Share option / Long term incentive plans [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance	[1]	66,000,000	57,000,000
Shares granted / Share options cost incurred	[1]	33
Shares granted	[1]		32
Shares vested / Share options forfeited	[1]	(25)
Shares vested	[1]		(23)
Ending balance	[1]	74,000,000	66,000,000

[1]	Incentive plans include the shares granted to personnel which are not yet vested.